Investment Objectives and Goals	Dec. 05, 2025
Aristotle Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Core Bond Fund (the “Fund”) seeks total return, consisting of current income and capital appreciation.
Aristotle Core Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Core Income Fund (the “Fund”) seeks a high level of current income;
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Aristotle Short Duration Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Short Duration Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Short Duration Income Fund (the “Fund”) seeks current income
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Aristotle Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Strategic Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Strategic Income Fund (the “Fund”) seeks a high level of current income.
Objective, Secondary [Text Block]	The Fund may also seek capital appreciation.
Aristotle Ultra Short Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Ultra Short Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Ultra Short Income Fund (the “Fund”) seeks current income consistent with capital preservation.